Note 23 - Financial Instruments	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]

23. FINANCIAL INSTRUMENTS

The Group’s activities expose it to a variety of financial risks including market risk, credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by the Board of Directors and overseen by the Audit Committee.

(a)	Market Risk

(i)	Foreign Currency Risk

The Group engages in international purchase transactions and is exposed to foreign currency risk arising from various currency exposures, primarily with respect to the Australian dollar. The parent entity also has exposure to foreign exchange risk in the currency cash reserves it holds to meet its foreign currency payments. The Group does not make use of derivative financial instruments to hedge foreign exchange risk.

The following financial assets and liabilities are subject to foreign currency risk, the currencies of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:

	Consolidated Entity
	2026	2025
	A$	A$
Cash and cash equivalents (USD)	9,500,064	1,544,448
Trade and other payables (USD)	(781,106)	(495,145)
Trade and other payables (£GBP)	4,857	797
Trade and other payables (EUR)	(3,869)	-
Total exposure	8,719,945	1,050,099

As shown in the table above, the Group is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from US-dollar denominated financial instruments and there is no impact on other components of equity.

Based on the financial instruments held as of  June 30, 2026, had the Australian dollar strengthened/weakened by 4.41% (2025: 1.77%, 2024: 0.35%) against the USD with all other variables held constant, the Group’s post-tax loss for the year would have been A$52,147 higher/lower (2025: A$18,933 higher/lower).

(ii)	Interest Rate Risk

Interest rate risk is the risk to the Group’s earnings and equity arising from movements in interest rates. The Group’s main interest rate risk arises from cash deposits.

The Group’s exposure to interest rate risk has not changed since the prior year.

At June 30, 2026, the Group had the following cash accounts:

●	A$8,823,175 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2026;

●	A$47,034 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2026;

●	A$771 in an Australian dollar cash maximiser account at an interest rate of 3.6% as of June 30, 2026;

●	A$502,083 in an Australian dollar transaction account at an interest rate of 1.05% as of June 30, 2026;

●	A$16,341,084 in two Australian dollar term deposit accounts with 90-day terms at interest rates of 4.95% as of June 30, 2026;

●	A$817,158 in Australian Airwallex accounts at an interest rate of 0.00% as of June 30, 2026;

●	A$9,268,548 in Australian Airwallex accounts at interest rates from 3.25% to 4.14% as of June 30, 2026;

●	U.S.$47,610 (A$69,147) in a U.S. checking account at an interest rate of 0.00% as of June 30, 2026;

●	U.S.$174,762 (A$254,421) in U.S. Airwallex accounts at an interest rate of 0.00% as of June 30, 2026;

●	U.S.$820,529 (A$1,194,540) in a U.S. checking account at an interest rate of 0.00% as of June 30, 2026

At June 30, 2025, the Group had the following cash accounts:

●	A$2,423,027 in an Australian dollar transaction account at an interest rate of 0.0% as of June 30, 2025;

●	A$40,142 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2025;

●	A$8,027,852 in an Australian dollar cash maximiser account at an interest rate of 3.6% as of June 30, 2025;

●	A$500,266 in an Australian dollar transaction account at an interest rate of 1.05% as of June 30, 2025;

●	A$20,625,744 in six Australian dollar term deposit accounts with interest rates within a range of 1.5% to 4.82% as of June 30, 2025;

●	U.S.$160,769 (A$246,146) in a U.S. checking account at an interest rate of 0.00% as of June 30, 2025;

●	U.S.$29,069 (A$44,381) in U.S. Airwallex accounts at an interest rate of 0.00% as of June 30, 2025;

●	U.S.$821,384 (A$1,254,022) in a U.S. checking account at an interest rate of 0.00% as of June 30, 2025

●	(A$2,835) in a Visa Credit card account at an interest rate of 0.00% as of June 30, 2025.

At June 30, 2024, the Group had the following cash accounts:

●	A$11,529,456 in an Australian dollar cash maximiser account at an interest rate of 2.7% as of June 30, 2024;

●	A$705,952 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2024;

●	A$182,048 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2024;

●	U.S.$138,388 (A$207,581) in U.S. checking accounts at an interest rate of 0.00% as of June 30, 2024;

●	U.S.$12,094 (A$18,141) in U.S. Airwallex accounts at an interest rate of 0.00% as of June 30, 2024;

●	(A$4,293) in a Visa Credit card account at an interest rate of 0.00% as of June 30, 2024

The weighted average interest rate is 3.04% for cash and cash equivalents and 4.40% for other current assets and apart from usual variances in general rates of interest the Group is not exposed to any significant interest rate risk.

Receivables and payables are non-interest bearing.

The Group’s exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:

		Fixed Interest
		Maturing in
	Floating	(A$)		Non-Interest
	Interest Rate	1 year		bearing	Total	Average
June 30, 2026	(A$)	or less	1-5 years	(A$)	(A$)	Interest Rate
Financial Assets
Cash and cash equivalents	37,270,928	-	-	47,034	37,317,962	3.037%
Trade and other receivables	-	-	-	7,699,157	7,699,157
Other current assets	-	32,028	-	10,765	42,793	4.400%

Total Financial Assets	37,270,928	32,028	-	7,756,957	45,059,912

Financial Liabilities
Trade and other payables	-	-	-	(2,026,246)	(2,026,246)
Lease liabilities	-	(55,175)	(138,290)	-	(193,465)

Total Financial Liabilities	-	(55,175)	(138,290)	(2,026,246)	(2,219,711)

		Fixed Interest
		Maturing in
	Floating	(A$)		Non-Interest
	Interest Rate	1 year		bearing	Total	Average
June 30, 2025	(A$)	or less	1-5 years	(A$)	(A$)	Interest Rate
Financial Assets
Cash and cash equivalents	30,698,308	(2,835)	-	2,463,169	33,158,642	3.130%
Trade and other receivables	-	-	-	3,937,607	3,937,607
Other current assets	-	7,531,050	-	10,765	7,541,815	4.400%

Total Financial Assets	30,698,308	7,528,215	-	6,411,541	44,638,064

Financial Liabilities
Trade and other payables	-	-	-	(2,575,490)	(2,575,490)
Lease liabilities	-	(66,912)	(88,545)	-	(155,457)

Total Financial Liabilities	-	(66,912)	(88,545)	(2,575,490)	(2,730,947)

(b)	Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has no significant concentration of credit risk and it is not the Group’s policy to hedge credit risk.

The Group ensures that surplus cash is invested with financial institutions of appropriate credit worthiness and limits the amount of credit exposure to any one counterparty.

There has been no significant change in the Group’s exposure to credit risk since the previous year. The carrying amount of the Group’s financial assets represents the maximum credit exposure.

(c)	Liquidity Risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities. The Group manages liquidity risk by maintaining sufficient bank balances to fund its operations.

Management monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows. See Note 1 (Going Concern Basis) of our accompanying financial statements.

	Maturities of Financial Liabilities
			Greater than
			12 months
	Less than		and less than	Total contracted
2026	6 months	6-12 months	5 years	cash flows	Carrying amounts

Trade and other payables	(2,026,246)	-	-	(2,026,246)	(2,026,246)
Lease liabilities	(27,588)	(27,588)	(138,290)	(193,465)	(193,465)
Total	(2,053,834)	(27,588)	(138,290)	(2,219,711)	(2,219,711)

			Greater than
			12 months
	Less than		and less than	Total contracted
2025	6 months	6-12 months	5 years	cash flows	Carrying amounts

Trade and other payables	(2,575,490)	-	-	(2,575,490)	(2,575,490)
Lease liabilities	(33,456)	(33,456)	(88,545)	(155,457)	(155,457)
Total	(2,608,946)	(33,456)	(88,545)	(2,730,947)	(2,730,947)

(d)	Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Group may issue new shares or reduce its capital, subject to the provisions of the Group’s constitution. The capital structure of the Group consists of equity attributed to equity holders of the Group, comprising contributed equity, reserves and accumulated losses disclosed in Notes 10, 11 and 12. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the Board by the Group’s Management, the Board monitors the need to raise additional equity from the equity markets.

(e)	Fair Value Estimation

The carrying amount of financial assets and financial liabilities recorded in the financial statements represents their respective fair values, determined in accordance with the accounting policies disclosed in Note 1 to the financial statements.